Expense Example	Feb. 24, 2026 USD ($)
YieldMax MSTR Option Income Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
YieldMax(R) Short N100 Option Income Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
YieldMax(R) Ultra Option Income Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	1,671
YieldMax(R) Ultra Short Option Income Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	418
YieldMax(R) Bitcoin Option Income Strategy ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	$ 1,248